OPERATING DATA - Inventories - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence	$ 1,629	$ 1,023	$ 1,079	$ 1,760